Debt - Summary of Debt, Including Drawings Under Credit Lines (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Debt Instrument [Line Items]
Debt	$ 29,866		$ 27,052
Payable in 2015, interest rate of 5.250% [Member]
Debt Instrument [Line Items]
Debt	1,379	[1]	1,319	[1]
Payable in 2018, interest rate of 6.250% [Member]
Debt Instrument [Line Items]
Debt	1,655	[1]	1,584	[1]
Payable in 2016, interest rate of 7.250% [Member]
Debt Instrument [Line Items]
Debt	258	[1]	260	[1]
Payable in 2017, interest rate of 7.875% [Member]
Debt Instrument [Line Items]
Debt	1,541	[1]	1,581	[1]
Payable in 2013, interest rate of 7.750% [Member]
Debt Instrument [Line Items]
Debt			1,004	[1]
Payable in 2016, interest rate of 6.250% [Member]
Debt Instrument [Line Items]
Debt	500	[1]	500	[1]
Payable in 2015, interest rate of 3.875% [Member]
Debt Instrument [Line Items]
Debt	750	[1]	750	[1]
Payable in 2018, interest rate of 3.625% [Member]
Debt Instrument [Line Items]
Debt	599	[1]
Payable in 2017, interest rate of 3.250% [Member]
Debt Instrument [Line Items]
Debt	500	[1]
Asset-backed debt [Member]
Debt Instrument [Line Items]
Debt	14,712		12,760
Other debt [Member]
Debt Instrument [Line Items]
Debt	7,972		7,294
Industrial Activities [Member]
Debt Instrument [Line Items]
Debt	11,948		12,032
Industrial Activities [Member] | Intersegment Eliminations [Member]
Debt Instrument [Line Items]
Debt	1,810		1,568
Industrial Activities [Member] | Payable in 2015, interest rate of 5.250% [Member]
Debt Instrument [Line Items]
Debt	1,379	[1]	1,319	[1]
Industrial Activities [Member] | Payable in 2018, interest rate of 6.250% [Member]
Debt Instrument [Line Items]
Debt	1,655	[1]	1,584	[1]
Industrial Activities [Member] | Payable in 2016, interest rate of 7.250% [Member]
Debt Instrument [Line Items]
Debt	258	[1]	260	[1]
Industrial Activities [Member] | Payable in 2017, interest rate of 7.875% [Member]
Debt Instrument [Line Items]
Debt	1,541	[1]	1,581	[1]
Industrial Activities [Member] | Payable in 2013, interest rate of 7.750% [Member]
Debt Instrument [Line Items]
Debt			1,004	[1]
Industrial Activities [Member] | Asset-backed debt [Member]
Debt Instrument [Line Items]
Debt	15		147
Industrial Activities [Member] | Other debt [Member]
Debt Instrument [Line Items]
Debt	5,290		4,569
Financial services [Member]
Debt Instrument [Line Items]
Debt	25,408		22,678
Financial services [Member] | Intersegment Eliminations [Member]
Debt Instrument [Line Items]
Debt	5,680		6,090
Financial services [Member] | Payable in 2016, interest rate of 6.250% [Member]
Debt Instrument [Line Items]
Debt	500	[1]	500	[1]
Financial services [Member] | Payable in 2015, interest rate of 3.875% [Member]
Debt Instrument [Line Items]
Debt	750	[1]	750	[1]
Financial services [Member] | Payable in 2018, interest rate of 3.625% [Member]
Debt Instrument [Line Items]
Debt	599	[1]
Financial services [Member] | Payable in 2017, interest rate of 3.250% [Member]
Debt Instrument [Line Items]
Debt	500	[1]
Financial services [Member] | Asset-backed debt [Member]
Debt Instrument [Line Items]
Debt	14,697		12,613
Financial services [Member] | Other debt [Member]
Debt Instrument [Line Items]
Debt	$ 2,682		$ 2,725

[1]	Includes unamortized discounts/premiums and fair value hedge adjustments.